Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposits [Abstract]
Balance of certificate of deposits	$ 1.3	$ 1.0	$ 3.3